Provision for decommissioning costs	6 Months Ended
Jun. 30, 2022
Provision For Decommissioning Costs
Provision for decommissioning costs

14.	Provision for decommissioning costs

The following table details the amount of the decommissioning provision by producing area:

	06.30.2022	12.31.2021
Onshore	500	873
Shallow waters	3,834	3,732
Deep and ultra-deep post-salt	8,410	8,420
Pre-salt	2,730	2,594
	15,474	15,619

Non-current liabilities	2022 Jan-Jun	2021 Jan-Jun
Opening balance	15,619	18,780
Adjustment to provision	37	5
Transfers related to liabilities held for sale (*)	(1,075)	(358)
Payments and use of provisions	(404)	(324)
Interest accrued	246	366
Others	(4)	(3)
Cumulative translation adjustment	1,055	706
Closing balance	15,474	19,172
(*) In the first half of 2022, it refers to the Golfinho and Camarupim Group (US$ 103), in Espírito Santo, the Albacora Leste Field (US$ 374), in Rio de Janeiro, the Norte Capixaba Group (US$ 32), in Espírito Santo state, and the Potiguar Group (US$ 566), in Rio Grande do Norte state, as set out in note 22. In the first half of 2021, it includes transfers to held for sale mainly related to US$ 109 in the concessions of Peroá Group in Espírito Santo state, US$ 97 in Miranga Group in Bahia state and US$ 153 in Alagoas Group in Alagoas state.